UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 21806
Asset Allocation Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: September 30, 2010
Date of reporting period: December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
CERTIFICATIONS

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 0.00%
$200,000	U.S. Department of Transportation††	6.00%	12/07/2021	$199,758

Total Agency Securities (Cost $189,366)				199,758

Asset Backed Securities: 1.72%
1,151,629	ACAS Business Loan Trust Series 2007-1A Class C±	0.99	08/16/2019	1,082,531
1,499,437	ACAS Credit CDO Series 2007-1A Class A±††	1.46	11/23/2052	14,994
104,471	Accredited Mortgage Loan Trust Series 2004-4 Class A1B±	0.68	01/25/2035	81,227
25,769	Accredited Mortgage Loan Trust Series 2007-1 Class A1±	0.34	02/25/2037	25,699
11,452	ACE Securities Corporation Home Equity Loan Trust Series 2005-SD1 Class A1±	0.69	11/25/2050	10,158
2,800,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL1 Class A±	0.47	10/25/2036	1,019,200
302,759	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL3 Class A2±	0.43	02/25/2036	75,690
825,054	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP2 Class A2C±	0.47	03/25/2036	566,812
1,600,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-HE2 Class A±	0.45	05/25/2036	868,000
1,100,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-OP1 Class A±	0.44	04/25/2036	696,300
525,026	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL1 Class A±	0.45	09/25/2035	99,755
1,296,853	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class A2±	0.46	06/25/2036	155,752
1,114,669	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class C±	0.39	06/25/2036	175,909
450,706	ACE Securities Corporation Home Equity Loan Trust Series 2007-ASL1 Class CL±	0.46	12/25/2036	41,645
793,322	ACE Securities Corporation Home Equity Loan Trust Series 2007-HE1 Class A±	0.38	01/25/2037	407,371
755,888	ACE Securities Corporation Home Equity Loan Trust Series 2007-WM1 Class A±	0.36	11/25/2036	458,068
563,594	ACE Securities Corporation Series 2006-ASP4 Class C±	0.39	08/25/2036	421,850
1,280,369	ACE Securities Corporation Series 2006-CW1 Class C±	0.39	07/25/2036	1,096,636
95,983	ACE Securities Corporation Series 2006-SL4 Class C±	0.41	09/25/2036	11,672
350,000	AESOP Funding II LLC Series 2006-1A Class A±††	0.51	03/20/2012	349,125
1,920,950	Aircraft Finance Trust Series 1999-1 Class A1±	0.77	05/15/2024	1,027,708
1,338,178	Alliance Bancorp Trust Series 2007-S1 Class A11±††	0.49	05/25/2037	169,413
1,803,380	AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4±	0.34	10/06/2013	1,791,658
1,296,800	AmeriCredit Automobile Receivables Trust Series 2007-BF Class A4±	0.35	12/06/2013	1,289,032
1,546,153	AmeriCredit Automobile Receivables Trust Series 2007-DF Class A4B±	1.10	06/06/2014	1,537,475
3,643,654	AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A4B±	0.80	03/08/2016	3,636,366
886,615	Ameriquest Mortgage Securities Incorporated Series 2004-R6 Class A1±	0.50	07/25/2034	780,221
79,663	Ameriquest Mortgage Securities Incorporated Series 2004-X1 Class A14±††	0.62	03/25/2034	67,713
391,426	Argent Securities Incorporated Series 2004-W8 Class A5±	0.81	05/25/2034	364,026
8,669,118	Argent Securities Incorporated Series 2006-M1 Class A2C±	0.44	07/25/2036	3,619,357
1,443,680	Argent Securities Incorporated Series 2006-M2 Class A2B±	0.40	09/25/2036	544,989
1,389,620	Argent Securities Incorporated Series 2006-W2 Class 2AB±	0.48	03/25/2036	559,322
1,428,023	Argent Securities Incorporated Series 2006-W5 Class A2C±	0.44	06/25/2036	521,228
1,800,000	Asset Backed Funding Certificate Series 2006-OPT2 Class A3C±	0.44	10/25/2036	1,252,980
2,801,171	Asset Backed Funding Certificate Series 2007-NC1 Class A1±††	0.51	05/25/2037	2,341,218
2,150,000	Augusta Funding Limited±††(i)(a)	0.85	06/30/2017	1,843,713
710,124	Bayview Financial Acquisition Trust Series 2004-B Class A1±††	1.29	05/28/2039	298,252
789,027	Bayview Financial Acquisition Trust Series 2004-B Class A2±††	1.59	05/28/2039	295,885
1,689,885	Bayview Financial Acquisition Trust Series 2005-A Class A1±	1.29	02/28/2040	1,083,385
743,108	Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A1±	0.40	11/25/2036	638,107
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,500,000	Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A2±	0.49%	11/25/2036	$294,300
4,700,000	Cabela’s Master Credit Card Trust Series 2008-4A Class A2±††	3.29	09/15/2014	4,783,660
700,000	Capital Auto Receivable Asset Trust Series 2008-1 Class A4B±	1.64	07/15/2014	706,342
1,089,012	Capital One Auto Finance Trust Series 2007-A Class A4±	0.31	11/15/2013	1,082,260
203,751	Capitalsource Commercial Loan Trust Series 2007-1 Class A±	0.42	03/20/2017	195,601
3,800,000	Carmax Auto Owner Trust Series 2008-2 Class A4B±	1.94	08/15/2013	3,857,494
4,700,000	Carrington Mortgage Loan Trust Series 2007-FRE1 Class A2±	0.49	02/25/2037	2,897,550
217,276	Cendant Timeshare Receivables Funding LLC Series 2005-1 Class A2±††	0.47	05/20/2017	209,943
1,560,730	Centex Home Equity Series 2006-A Class AV3±	0.45	06/25/2036	1,404,173
5,400,000	Charming Shoppes Master Trust Series 2007-1A Class A1±††	1.54	09/15/2017	5,378,724
25,026	Chase Funding Mortgage Loan Trust Series 2003-3 Class 2A2±	0.83	04/25/2033	21,054
275,978	Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3±	0.67	12/25/2033	237,341
14,952	Citigroup Mortgage Loan Trust Incorporated Series 2004-OPT1 Class A1B±	0.70	10/25/2034	13,756
1,600,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-HE3 Class A2C±	0.45	12/25/2036	596,800
800,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-WFH4 Class A3±	0.15	11/25/2036	504,000
514,304	CLI Funding LLC Series 2006-1A Class A±††	0.47	08/18/2021	444,873
1,232,721	CNH Equipment Trust Series 2008-A Class A4B±	2.24	08/15/2014	1,243,939
445,063	College Loan Corporation Trust Series 2007-1 Class A1±	0.51	01/25/2023	444,529
2,600,000	College Loan Corporation Trust Series 2007-2 Class A1±	0.75	01/25/2024	2,596,802
5,200,000	Countrywide Asset-Backed Certificate Series 2006-BC3 Class 2A2±	0.43	02/25/2037	4,080,440
1,275,843	Countrywide Home Equity Loan Trust Series 2007-E Class A±	0.44	06/15/2037	650,680
1,246,100	Crest Exeter Street Solar Series 2004-1A Class A1±††	0.95	06/28/2019	1,181,515
3,000,000	Daimler Chrysler Auto Trust Series 2008-B Class A4A	5.32	11/10/2014	3,094,200
2,100,000	Daimler Chrysler Auto Trust Series 2008-B Class A4B±	2.15	11/10/2014	2,129,358
5,900,000	Dominos Pizza Master Issuer LLC Series 2007-1 Class A2††	5.26	04/25/2037	6,047,500
57,497	Equity One Asset Backed Securities Incorporated Series 2004-1 Class AV2±	0.59	04/25/2034	44,273
1,309,224	First Franklin Mortgage Loan Asset Backed Certificate Series 2006-FF05 Class 2A3±	0.45	04/25/2036	949,187
900,000	Franklin Auto Trust Series 2008-A Class A4B±	2.24	05/20/2016	909,000
454,392	Fremont Home Loan Trust Series 2006-A Class 1A2±	0.48	05/25/2036	302,171
2,800,000	Fremont Home Loan Trust Series 2006-B Class 2A2±	0.45	08/25/2036	1,102,360
144,890	Fremont Home Loan Trust Series 2006-B Class 2A3±	0.39	08/25/2036	72,083
433,333	GE SeaCo Finance SRL Series 2004-1A Class A±††	0.59	04/17/2019	416,000
634,660	GMAC Mortgage Corporation Loan Trust Series 2004-HE3 Class A3±	0.52	10/25/2034	470,791
18,319	Goal Capital Funding Trust Series 2006-1 Class A1±	0.66	08/25/2020	18,279
146,625	Goal Capital Funding Trust Series 2007-1 Class A1±	0.63	06/25/2021	146,332
36,144	GreenPoint Home Equity Loan Trust Series 2004-1 Class A±	0.75	07/25/2029	19,998
42,363	GreenPoint Home Equity Loan Trust Series 2004-4 Class A±	0.85	08/25/2030	24,152
19,270	GreenPoint Mortgage Funding Trust Series 2005-HE4 Class 2A3C±	0.54	07/25/2030	19,195
536,031	GSC Partners CDO Fund Limited Series 2003-4A Class A3±††	0.97	12/16/2015	498,509
318,417	GSC Partners CDO Fund Limited Series 2A Class A±††	1.76	05/22/2013	280,207
2,836,506	Guggenheim Structured Real Estate Funding Series 2005-2A Class A±††	0.61	08/26/2030	2,127,379
1,414,395	Henderson Receivables LLC Series 2006-3A Class A1±††	0.49	09/15/2041	1,266,934
2,057,699	Henderson Receivables LLC Series 2006-4A Class A1±††	0.49	12/15/2041	1,887,296
479,955	Household Home Equity Loan Trust Series 2005-2 Class A2±	0.60	01/20/2035	429,935
460,391	Household Home Equity Loan Trust Series 2005-3 Class A2±	0.58	01/20/2035	418,524
1,036,506	Household Home Equity Loan Trust Series 2006-1 Class A1±	0.45	01/20/2036	948,241
4,185,198	JPMorgan Mortgage Acquisition Corporation Series 2006-WMC4 Class A3±	0.41	12/25/2036	1,846,091
88,865	Lehman Asset Backed Securities Corporation Series 2004-2 Class A±	0.73	06/25/2034	51,213
4,700,000	Marathon Real Estate CDO Series 2006-1A Class A1±††	0.62	05/25/2046	3,995,000
932,215	Master Second Lien Trust Series 2006-1 Class A±	0.45	03/25/2036	122,120
286,779	MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4±	0.54	10/25/2035	272,813
417,652	MASTR Asset-Backed Securities Trust Series 2006-AM3 Class A2±	0.42	10/25/2036	401,030
2,540,021	MASTR Asset-Backed Securities Trust Series 2006-FRE2 Class A4±	0.44	03/25/2036	1,481,340
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,600,000	MASTR Asset-Backed Securities Trust Series 2006-HE2 Class A3±	0.44%	06/25/2036	$596,800
3,175,197	MASTR Asset-Backed Securities Trust Series 2006-HE3 Class A3±	0.44	08/25/2036	1,157,359
2,000,000	MASTR Asset-Backed Securities Trust Series 2006-NC3 Class A4±	0.45	10/25/2036	736,400
274,457	Merrill Auto Trust Securitization Series 2007-1 Class A4±	0.35	12/15/2013	274,018
1,000,000	Merrill Auto Trust Securitization Series 2008-1 Class A4±	2.49	04/15/2015	1,014,300
735,216	Merrill Lynch Mortgage Investors Series 2007-HE2 Class A2A±	0.41	02/25/2037	502,814
283,400	Merrill Lynch Mortgage Trust Series 2006-C1 Class A2±	0.57	01/25/2047	192,797
55,428	Montana Higher Education Student Assistance Corporation Series 2005-1 Class A±	0.65	06/20/2015	55,407
5,200,000	Morgan Stanley ACES SPC Series 2006-13 Class A±††	0.90	06/20/2013	4,816,240
284,889	Morgan Stanley Asset Backed Securities Capital I Series 2004-SD1 Class A±	0.69	08/25/2034	233,609
3,600,000	Morgan Stanley Asset Backed Securities Capital I Series 2007-HE4 Class A2C±	0.52	02/25/2037	1,413,000
693,347	Morgan Stanley Home Equity Loans Series 2007-2 Class A1±	0.39	04/25/2037	653,480
1,100,000	Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3±	0.44	11/25/2036	429,000
5,100,000	National City Credit Card Master Trust Series 2008-3 Class A±	2.09	05/15/2013	5,123,103
242,587	National Collegiate Student Loan Trust Series 2005-2 Class A2±	0.44	02/25/2026	237,129
617,238	National Collegiate Student Loan Trust Series 2006-1 Class A2±	0.43	08/25/2023	604,893
1,000,000	NationStar Home Equity Loan Trust Series 2006-B Class AV3±	0.46	09/25/2036	785,000
1,100,000	Nelnet Student Loan Trust Series 2005-2 Class A4±	0.69	12/23/2019	1,079,463
900,000	Nomura Home Equity Loan Incorporated Series 2006-HE3 Class 2A2±	0.44	07/25/2036	405,000
1,700,000	Paragon CDO Limited Series 2004-A1 Class A±††	1.16	10/20/2044	0
827,091	People’s Choice Home Loan Securities Trust Series 2005-4 Class 1A2±	0.55	12/25/2035	508,992
2,600,000	Prism Orso Trust Series 2004-MAPL Class CERT±	1.41	08/01/2011	2,593,500
202,624	Residential Asset Mortgage Products Incorporated Series 2005-RS8 Class A2±	0.58	10/25/2033	190,223
1,675,261	Residential Asset Mortgage Products Incorporated Series 2005-RS9 Class A13±	0.51	11/25/2035	1,139,177
779,216	Residential Asset Mortgage Products Incorporated Series 2006-SP1 Class A2±	0.48	09/25/2045	676,438
249,097	Residential Asset Securities Corporation Series 2007-KS3 Class AI1±	0.40	04/25/2037	244,663
19,450	Residential Funding Mortgage Securities II Series 2003-HS1 Class AII±	0.58	12/25/2032	8,519
2,351,035	Santander Drive Auto Receivables Trust Series 2007-3 Class A4±	0.94	10/15/2014	2,342,007
26,092	Saxon Asset Securities Trust Series 2004-1 Class A±	0.83	03/25/2035	17,482
559,655	Saxon Asset Securities Trust Series 2006-3 Class A2±	0.40	10/25/2046	520,480
662,637	SBI Heloc Trust Series 2001-1 Class A±	0.48	11/25/2035	489,622
800,000	Securitized Asset Backed Receivables LLC Series 2006-HE1 Class A2±	0.45	07/25/2036	294,000
232,502	Securitized Asset Backed Receivables LLC Series 2006-NC1 Class A2±	0.45	03/25/2036	203,439
213,345	Security National Mortgage Loan Trust Series 2006-2A Class A1±††	0.58	10/25/2036	209,078
395,151	Sierra Receivables Funding Corporation Series 2006-1A Class A2±††	0.44	05/20/2018	373,799
320,979	Sierra Timeshare Series 2007-1A Class A2±	0.46	03/20/2019	304,930
1,535,994	Sierra Timeshare Series 2007-2A Class A2±	1.29	09/20/2019	1,451,551
323,971	Sierra Timeshare Series 2008-1A Class A2±	4.29	02/20/2020	334,703
822,668	SLM Student Loan Trust Series 2007-B Class A1±	0.66	09/15/2022	794,903
2,200,000	Specialty Underwriting & Residential Finance Series 2006-BC3 Class A2C±	0.44	06/25/2037	946,660
943,028	Structured Asset Investment Loan Trust Series 2006-1 Class A3±	0.49	01/25/2036	733,204
473,845	Structured Asset Securities Corporation Series 2005-S6 Class A2±	0.58	11/25/2035	400,399
569,291	TCE Securities Corporation Series 2006-HE3 Class A2B±	0.38	06/25/2036	542,534
9,696	The Money Store Business Loan Backed Trust Series 1999-1 Class AN±	0.79	12/15/2022	8,726
1,748,670	TIB Card Receivables Fund±††	0.83	01/05/2014	1,433,909
300,000	Toll Road Investment Part II††¤	10.12	02/15/2030	46,203
4,200,000	Toll Road Investment Part II††¤	10.12	02/15/2037	326,046
7,200,000	Triad Auto Receivables Owner Trust Series 2007-B Class A4B±	1.50	07/14/2014	7,242,264
186,042	Wachovia Asset Securitization Incorporated Series 2004-HE1 Class A±(l)	0.51	06/25/2034	165,496
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,300,000	Wachovia Auto Owner Trust Series 2008-A Class A4B±(l)	1.44%	03/20/2014	$1,311,089
1,500,000	World Financial Network Credit Card Master Trust Series 2006-A Class A±††	0.42	02/15/2017	1,463,505
1,682,407	Yale Mortgage Loan Trust Series 2007-1 Class A±	0.69	06/25/2037	134,593

Total Asset Backed Securities (Cost $134,519,171)				143,699,675

Collateralized Mortgage Obligations: 0.53%
2,083,124	Aire Valley Mortgage Series 2006-1 Class A1±††	0.72	09/20/2066	1,721,702
295,567	Bayview Commercial Asset Trust Series 2004-1 Class A±	0.65	04/25/2034	236,454
438,547	Bayview Commercial Asset Trust Series 2004-3 Class A1±††	0.66	01/25/2035	359,609
1,435,246	Bayview Commercial Asset Trust Series 2005-4 Class A2±††	0.68	01/25/2036	1,033,377
915,955	Bayview Commercial Asset Trust Series 2007-3 Class A1±††	0.53	07/25/2037	705,285
518,752	Bear Stearns Mortgage Funding Trust Series 2007-SL2 Class 1A±	0.45	02/25/2037	58,463
3,687,912	Brunel Residential Mortgage Series 2007-1A Class A4C±††	0.61	01/13/2039	3,319,121
55,810	Chevy Chase Funding LLC Series 2003-4A Class A1±††	0.63	10/25/2034	36,276
132,579	Chevy Chase Funding LLC Series 2004-1 Class A2±††	0.62	01/25/2035	87,502
68,951	Chevy Chase Funding LLC Series 2004-3 Class A2±††	0.59	08/25/2035	46,887
2,635,911	Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class A2FL±	0.41	07/15/2044	2,608,867
289,625	CNL Commercial Mortgage Loan Trust Series 2003-2 Class A1±††	0.73	10/25/2030	188,256
5,100,000	Commercial Mortgage Pass-Through Certificate Series 2006-FL12 Class AJ±††	0.42	12/15/2020	4,182,000
962,044	Crusade Global Trust Series 2006-1 Class A1±	0.57	07/20/2038	926,041
1,206,598	Crusade Global Trust Series 2007-1 Class A1±	0.57	04/19/2038	1,161,011
1,797,478	G-Force LLC Series 2005-RR2 Class A2	5.16	12/25/2039	1,222,285
377,699	GE Business Loan Trust Series 2004-1 Class A±††	0.58	05/15/2032	332,375
776,317	GE Business Loan Trust Series 2005-2 Class A±	0.53	11/15/2033	636,580
276,262	Gracechurch Mortgage Funding plc Series 1A Class A2B±	0.58	10/11/2041	276,124
263,849	Granite Master Issuer plc Series 2004-3 Class A1±	0.75	09/20/2044	246,699
520,613	Granite Master Issuer plc Series 2006-2 Class A4±	0.33	12/20/2054	483,650
328,811	Granite Master Issuer plc Series 2006-3 Class A3±	0.33	12/20/2054	303,986
756,281	GS Mortgage Securities Corporation Series 2007-EOP Class A1±††	0.39	03/06/2020	735,029
800,000	GS Mortgage Securities Corporation Series 2007-EOP Class A2±††	0.43	03/06/2020	761,200
238,669	Interstar Millennium Trust Series 2003-5G Class A2±	1.10	09/27/2035	223,275
2,259,278	Interstar Millennium Trust Series 2004-2G Class A±	1.03	03/14/2036	2,129,595
443,369	Interstar Millennium Trust Series 2005-1G Class A±	0.75	12/08/2036	428,146
213,783	Interstar Millennium Trust Series 2006-2GA Class A2±	0.74	05/27/2038	199,994
487,173	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-FL1 Class A1B±††	0.41	02/15/2020	472,557
1,724,445	Kildare Securities Limited Series 2007-A1 Class A2±††	0.71	12/10/2043	1,569,245
390,951	Leek Finance plc Series 17A Class A2B±††	0.75	12/21/2037	382,949
2,463,667	Lehman Brothers Small Balance Commercial Series 2007-3A Class A21±††	1.14	10/25/2037	1,970,934
297,519	Medallion Trust Series 2005-1G Class A1±	1.04	05/10/2036	287,543
804,173	Medallion Trust Series 2006-1G Class A1±	0.68	06/14/2037	759,240
319,766	Mellon Residential Funding Corporation Series 2004-TBC1 Class A±††	0.54	02/26/2034	240,724
757,945	Paragon Mortgage plc Series 07A Class A1A±††	1.09	05/15/2034	655,243
1,518,865	Paragon Mortgage plc Series 12A Class A2C±††	0.99	11/15/2038	1,251,545
1,028,639	Paragon Mortgage plc Series 14A Class A2C±	0.73	09/15/2039	828,363
3,300,000	Permanent Master Issuer plc Series 2006-1 Class 5A±	0.62	07/15/2033	3,209,580
1,200,000	Permanent Master Issuer plc Series 2007-1 Class 4A±	0.59	10/15/2033	1,180,200
1,527,615	Puma Finance Limited Series G5 Class A1±††	0.82	02/21/2038	1,457,192
995,573	Structured Asset Securities Corporation Series 2005-1 Class 1A±	0.54	02/25/2030	796,458
747,520	Structured Asset Securities Corporation Series 2005-2 Class 1A±††	0.54	09/25/2030	598,016
1,196,574	Superannuation Members Home Loans Global Fund Series 2007-1 Class A1±	0.70	06/12/2040	1,136,267
65,144	Superannuation Members Home Loans Global Fund Series 6 Class A±	1.12	11/09/2035	65,046
119,771	Superannuation Members Home Loans Global Fund Series 7 Class A1±	0.77	03/09/2036	116,519
139,789	Superannuation Members Home Loans Global Fund Series 8 Class A1±	0.58	01/12/2037	135,372
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$2,855,417	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Class±††(l)	0.38%	09/15/2021	$2,762,045

Total Collateralized Mortgage Obligations (Cost $41,097,527)				44,524,827

Corporate Bonds and Notes: 0.02%
Financials: 0.02%

Real Estate Investment Trusts (REITs): 0.02%
1,290,000	HCP Incorporated	5.63	02/28/2013	1,357,725

Total Corporate Bonds and Notes (Cost $1,211,014)				1,357,725

Time Deposits: 0.27%
22,202,264	State Street Bank Euro Dollar Time Deposit	0.01	01/03/2011	22,202,264

Total Time Deposits (Cost $22,202,264)				22,202,264

Yankee Government Bonds: 0.08%
350,000	Belize Aid±(i)(a)	0.78	01/01/2014	345,469
4,276,297	Caribbean Housing Finance±(i)	1.03	03/30/2019	4,166,627
1,548,612	Jamaica Aid±(i)(a)	0.80	10/01/2018	1,491,662
48,320	Morocco Aid±(i)(a)	0.64	11/15/2014	47,392
171,340	Peru Aid±(i)(a)	0.63	05/01/2014	168,172
150,001	Zimbabwe Aid±(i)(a)	0.20	01/01/2012	148,925

Total Yankee Government Bonds (Cost $6,255,014)				6,368,247

Shares
Investment Companies: 97.34%

Asset Allocation: 4.06%
12,538,753	GMO Special Situations Fund Class VI(ß)			338,922,483

International Equity: 36.10%
71,104,018	GMO Emerging Markets Fund Class VI(ß)			1,038,118,660
47,054,722	GMO International Core Equity Fund Class VI(ß)			1,364,586,944
13,389,312	GMO International Growth Equity Fund Class IV(ß)			310,364,253
13,890,978	GMO International Intrinsic Value Fund Class IV(ß)			303,240,056

				3,016,309,913

International Fixed Income: 1.03%
9,508,188	GMO Emerging Country Debt Fund Class IV(ß)			86,429,428

U.S. Equity: 26.80%
5,092,041	GMO Flexible Equities Fund Class VI(ß)			94,711,965
106,658,911	GMO Quality Equity Fund Class VI(ß)			2,144,910,695

				2,239,622,660

U.S. Fixed Income: 29.35%
31,764,645	GMO Alpha Only Fund Class IV(ß)			757,904,422
2,975,626	GMO Asset Allocation Bond Fund Class VI(ß)			73,527,709
58,192,249	GMO Domestic Bond Fund Class VI(ß)			281,068,562
87,871,001	GMO Strategic Fixed Income Fund Class VI(ß)			1,328,609,534
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Shares Security Name		Value
U.S. Fixed Income (continued)
448,776 GMO U.S. Treasury Fund Class IV(ß)		$11,219,405

		2,452,329,632

Total Investment Companies (Cost $7,476,430,789)		8,133,614,116

Total Investments in Securities (Cost $7,681,905,145)*	99.96%	8,351,966,612
Other Assets and Liabilities, Net	0.04	3,435,592

Total Net Assets	100.00%	$8,355,402,204

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

¤	Security issued in zero coupon form with no periodic interest payments but is required at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

(l)	Investment in an affiliate.

(ß)	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

†	Non-income producing security.

*	Cost for federal income tax purposes is $7,682,080,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$903,232,560
Gross unrealized depreciation	(233,346,686)

Net unrealized appreciation	$669,885,874
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Asset Allocation Trust
NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
The Trust’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Trust’s shareholders. For more information regarding the Trust and its holdings, please see the Trust’s most recent prospectus and annual report.
Security valuation
Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Securities are valued by brokers which use prices provided by market markers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
`The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Agency securities	$0	$0	$199,758	$199,758
Asset backed securities	0	107,207,053	36,492,622	143,699,675
Collateralized mortgage obligations	0	33,092,354	11,432,473	44,524,827
Corporate bonds and notes	0	1,357,725	0	1,357,725
Investment companies	7,794,691,633	338,922,483	0	8,133,614,116

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Time deposits	0	22,202,264	0	22,202,264
Yankee government bonds	0	4,166,627	2,201,620	6,368,247

Total	$7,794,691,633	$506,948,506	$50,326,473	$8,351,966,612

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Collateralized	Corporate	Yankee
	Agency	Asset backed	mortgage	bonds and	government
	securities	securities	obligations	notes	bonds	Total

Balance as of September 30, 2010	$0	$130,417,273	$46,256,078	$1,364,175	$6,486,815	$184,524,341
Accrued discounts (premiums)	0	1,270,085	104,540	8,398	7,735	1,390,758
Realized gains (losses)	0	2,031,539	513,841	0	1,670	2,547,050
Change in unrealized gains (losses)	0	842,938	721,884	(14,848)	(667)	1,549,307
Purchases	0	0	0	0	0	0
Sales	0	(15,437,700)	(3,071,516)	0	(127,306)	(18,636,522)
Transfers into level 3	199,758	0	0	0	0	199,758
Transfers out of level 3	0	(82,631,513)	(33,092,354)	(1,357,725)	(4,166,627)	(121,248,219)

Balance as of December 31, 2010	$199,758	$36,492,622	$11,432,473	$0	$2,201,620	$50,326,473

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010	$0	$1,024,248	$591,135	$0	$1,098	$1,616,481

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: February 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Asset Allocation Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: February 25, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: February 25, 2011